OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Financial assets
Trading and other financial assets at fair value through profit or loss		£ 162,878		£ 151,174
Derivative financial instruments		25,834		36,138
Loans and advances to customers		472,498		457,958
Debt securities		3,643		3,397
Available-for-sale financial assets		42,098		56,524
Loans and advances to banks		6,611		26,902		£ 25,117
Financial liabilities
Deposits from banks:		29,804		16,384
Customer deposits:		418,124		415,460
Trading and other financial liabilities at fair value through profit or loss:		50,877		54,504
Derivative financial instruments		26,124		34,924
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[1]
Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets		42,098		56,524
Gross assets and liabilities [Member]
Financial assets
Loans and advances to customers	[2]	474,214
Gross assets and liabilities [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]	29,804		16,384
Gross assets and liabilities [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	419,647		417,615
Gross assets and liabilities [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	58,169		56,723
Gross assets and liabilities [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[2]	73,352		90,657
Gross assets and liabilities [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	170,170		153,393
Gross assets and liabilities [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[2]	72,869		92,390
Gross assets and liabilities [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[2]	6,611		26,902
Gross assets and liabilities [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]			459,594
Gross assets and liabilities [Member] | Debt securities [member]
Financial assets
Debt securities	[2]	3,643		3,397
Gross assets and liabilities [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[2]	42,098		56,524
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]	457,382
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	131,288		118,095
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[2]	5,840		26,000
Gross assets and liabilities [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]			451,290
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[2]	16,832
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[2]	38,882		35,298
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[2]	771		902
Gross assets and liabilities [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[2]			8,304
Gross assets and liabilities [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]	6,629		9,105
Gross assets and liabilities [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	417,009		415,153
Gross assets and liabilities [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	9,499		12,437
Gross assets and liabilities [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[2]	23,175		7,279
Gross assets and liabilities [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[2]	2,638		2,462
Gross assets and liabilities [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[2]	48,670		44,286
Offset [Member]
Financial assets
Loans and advances to customers	[3]	(1,716)
Offset [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(1,523)		(2,155)
Offset [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]	(7,292)		(2,219)	[2]
Offset [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[3]	(47,228)		(55,733)	[2]
Offset [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(7,292)		(2,219)
Offset [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[3]	(47,035)		(56,252)
Offset [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]			(1,636)
Offset [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[3]	(1,716)
Offset [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[3]			(1,636)
Offset [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[3]	(7,292)		(2,219)
Offset [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[3]	(1,523)		(2,155)
Offset [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[3]	(7,292)		(2,219)
Net amounts presented in the balance sheet [Member]
Financial assets
Loans and advances to customers		472,498
Net amounts presented in the balance sheet [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		29,804		16,384
Net amounts presented in the balance sheet [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		418,124		415,460
Net amounts presented in the balance sheet [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		50,877		54,504
Net amounts presented in the balance sheet [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments		26,124		34,924
Net amounts presented in the balance sheet [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		162,878		151,174
Net amounts presented in the balance sheet [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments		25,834		36,138
Net amounts presented in the balance sheet [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		6,611		26,902
Net amounts presented in the balance sheet [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers				457,958
Net amounts presented in the balance sheet [Member] | Debt securities [member]
Financial assets
Debt securities		3,643		3,397
Net amounts presented in the balance sheet [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets		42,098		56,524
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		455,666
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		131,288		118,095
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		5,840		26,000
Net amounts presented in the balance sheet [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers				449,654
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		16,832
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		31,590		33,079
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		771		902
Net amounts presented in the balance sheet [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers				8,304
Net amounts presented in the balance sheet [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		6,629		9,105
Net amounts presented in the balance sheet [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		415,486		412,998
Net amounts presented in the balance sheet [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		9,499		12,437
Net amounts presented in the balance sheet [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		23,175		7,279
Net amounts presented in the balance sheet [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		2,638		2,462
Net amounts presented in the balance sheet [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		41,378		42,067
Cash collateral received/pledged [Member]
Financial assets
Loans and advances to customers	[4]	(1,656)
Cash collateral received/pledged [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[4]	(4,860)		(5,080)
Cash collateral received/pledged [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[4]	(1,205)		(1,391)
Cash collateral received/pledged [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[4]	(3,949)		(4,620)
Cash collateral received/pledged [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[4]	(5,419)		(6,472)
Cash collateral received/pledged [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[4]	(2,939)		(2,826)
Cash collateral received/pledged [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[4]			(1,793)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[4]	(1,656)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[4]	(2,293)		(2,826)
Cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[4]			(1,793)
Cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		(646)
Cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[4]	(4,860)		(5,080)
Cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[4]	(1,205)		(1,391)
Non-cash collateral received/pledged [Member]
Financial assets
Loans and advances to customers	[4]	(23,862)
Non-cash collateral received/pledged [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[4]	(23,175)		(7,974)
Non-cash collateral received/pledged [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[4]	(9,668)		(8,793)
Non-cash collateral received/pledged [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[4]	(41,378)		(42,067)
Non-cash collateral received/pledged [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments	[4]	(17,459)		(24,820)
Non-cash collateral received/pledged [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[4]	(34,912)		(36,344)
Non-cash collateral received/pledged [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments	[4]	(13,807)		(19,906)
Non-cash collateral received/pledged [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[4]	(125)		(902)
Non-cash collateral received/pledged [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[4]			(14,635)
Non-cash collateral received/pledged [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets	[4]	(16,751)		(21,475)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[4]	(7,030)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[4]	(3,322)		(3,265)
Non-cash collateral received/pledged [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers	[4]			(6,331)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers	[4]	(16,832)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss	[4]	(31,590)		(33,079)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks	[4]	(125)		(902)
Non-cash collateral received/pledged [Member] | Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers				(8,304)
Non-cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[4]			(695)
Non-cash collateral received/pledged [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:	[4]	(7,030)		(6,331)
Non-cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:	[4]	(23,175)		(7,279)
Non-cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		(2,638)	[4]	(2,462)
Non-cash collateral received/pledged [Member] | Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:	[4]	(41,378)		(42,067)
Potential net amounts if offset of related amounts permitted [Member]
Financial assets
Loans and advances to customers		446,980
Potential net amounts if offset of related amounts permitted [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		1,769		3,330
Potential net amounts if offset of related amounts permitted [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		407,251		405,276
Potential net amounts if offset of related amounts permitted [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		9,499		12,437
Potential net amounts if offset of related amounts permitted [Member] | Derivative liabilities [Member]
Financial liabilities
Derivative financial instruments		4,716		5,484
Potential net amounts if offset of related amounts permitted [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		127,966		114,830
Potential net amounts if offset of related amounts permitted [Member] | Derivative assets [Member]
Financial assets
Derivative financial instruments		6,608		9,760
Potential net amounts if offset of related amounts permitted [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		3,547		23,174
Potential net amounts if offset of related amounts permitted [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers				441,530
Potential net amounts if offset of related amounts permitted [Member] | Debt securities [member]
Financial assets
Debt securities		3,643		3,397
Potential net amounts if offset of related amounts permitted [Member] | Financial assets available-for-sale, category [member]
Financial assets
Available-for-sale financial assets		25,347		35,049
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member]
Financial assets
Loans and advances to customers		446,980
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets
Trading and other financial assets at fair value through profit or loss		127,966		114,830
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and Advances to Banks [Member]
Financial assets
Loans and advances to banks		3,547		23,174
Potential net amounts if offset of related amounts permitted [Member] | Excluding Reverse Repurchase Agreement [Member] | Loans and advances to customers [Member]
Financial assets
Loans and advances to customers				441,530
Potential net amounts if offset of related amounts permitted [Member] | Excluding Repurchase Agreement [Member] | Deposits From Banks [Member]
Financial liabilities
Deposits from banks:		1,769		3,330
Potential net amounts if offset of related amounts permitted [Member] | Excluding Repurchase Agreement [Member] | Deposits from Customers [Member]
Financial liabilities
Customer deposits:		407,251		405,276
Potential net amounts if offset of related amounts permitted [Member] | Excluding Repurchase Agreement [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Trading and other financial liabilities at fair value through profit or loss:		£ 9,499		£ 12,437

[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	After impairment allowance.
[3]	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
[4]	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.